Intangible assets - Summary of Changes in Intangible Assets and Goodwill (Parenthetical) (Detail)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of finite lived intangible asset other than goodwill	15 years	16 years	17 years
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of finite lived intangible asset other than goodwill	21 years	22 years	23 years